Commitment And Contingencies - Additional Information (Detail)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		39 Months Ended
	Aug. 15, 2018 USD ($)	Aug. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2018 USD ($) HairDryer	May 31, 2018 Consumer
Rental expense							$ 700,000	$ 500,000
Inventory purchased							10,200,000	8,400,000
Sales tax payable current			$ 641,000		$ 641,000		$ 707,000	405,000
Percentage of units under transaction plan							99.20%
NET REVENUE			40,603,000	$ 24,672,000	88,817,000	$ 53,576,000	$ 73,279,000	$ 36,459,000	$ 6,200,000
Remaining recall liability			90,000		90,000		1,512,000
Xtava Allure Hair Dryer
Number of Product sold | HairDryer									170,000
Recall costs	$ 1,600,000				100,000
Legal matter yet to settle, remaining number of consumers | Consumer										1
Amount of recall liability eliminated, due to materially completed obligation		$ 1,400,000
Remaining recall liability			$ 100,000		$ 100,000		$ 1,500,000
Executive Officer [Member]
Percentage of units under transaction plan							66.65%
Initial Public Offering
Qualified IPO description							Following a Qualified IPO, on each of the first four six-month anniversaries of the Qualified IPO, a participant shall be entitled to payments and distributions equal to 25% of the participant's proportional interest of the Plan Pool. In a Qualified IPO, the Plan Pool shall be deemed funded one-thirdin cash and two-thirds in the Company's common stock.
Percentage of units under transaction plan							25.00%
Initial Public Offering | Minimum
Aggregate gross proceeds							$ 50,000,000,000